Segment information - Total reportable segments' assets and liabilities reconciliation to total assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Total reportable assets as per segment information	$ 1,112,527	$ 1,075,837
Total reportable assets as per segment information	1,607,201	1,455,766
Deferred income tax assets	43,437	38,586
Trade and other receivables	172,214	174,940
Cash and cash equivalents	269,195	158,568	$ 198,894	$ 113,795
TOTAL ASSETS	1,607,201	1,455,766
Total reportable liabilities as per segment information	817,958	635,396
Trade and other payables	99,250	93,585
Deferred income tax liabilities	10,457	14,689
Payroll and social liabilities	28,507	28,079
Current income tax liabilities	4,843	3,889	$ 2,313
Current income tax liabilities	6,462	4,685
TOTAL LIABILITIES	962,070	784,093
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Total reportable assets as per segment information	1,112,527	1,075,837
Intangible assets (excluding goodwill)	4,780	3,847
Deferred income tax assets	43,437	38,586
Trade and other receivables	172,214	174,940
Other assets	565	590
Derivative financial instruments	4,483	3,398
Cash and cash equivalents	269,195	158,568
Total reportable liabilities as per segment information	817,958	635,396
Trade and other payables	99,250	93,585
Deferred income tax liabilities	10,457	14,689
Payroll and social liabilities	28,507	28,079
Current income tax liabilities	4,843	3,889
Current income tax liabilities	503	1,387
Derivative financial instruments	$ 552	$ 7,068